Investment income/(loss) - Summary of Investment Income (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Net Investment Income [Line Items]
Fair value change	¥ (2,784)		¥ (4,224)
Dividends received from equity investments	237		241	¥ 137
Impairment loss related to equity investments measured under measurement alternative			(1,610)
Realized gain/(loss) related to the investments accounted for at fair value			265
Gain on disposal of subsidiary	331	$ 48
Total	(2,216)	$ (321)	(5,328)	¥ 137
Equity investments [Member]
Net Investment Income [Line Items]
Fair value change	(2,675)		(2,885)
Investments accounted for at fair value [Member]
Net Investment Income [Line Items]
Fair value change	¥ (109)		(1,339)
Realized gain/(loss) related to the investments accounted for at fair value			¥ 265